Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (371)	$ 111	$ 19
Net actuarial gains (losses) on plan assets	220	(327)	122
Changes in asset ceiling excluding interest income	0	0	2
Net remeasurement gains (losses) recognized in OCI	(151)	(216)	143
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(26)	91	4
Net actuarial gains (losses) on plan assets	0	0	0
Changes in asset ceiling excluding interest income	0	0	0
Net remeasurement gains (losses) recognized in OCI	$ (26)	$ 91	$ 4